CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss before tax	$ (11,254,626)	$ (16,791,770)	$ (1,076,823)
Adjustments for:
Depreciation of property and equipment	5,644	4,855	3,447
Amortization of right-of-use asset	174,788
Property and equipment written-off	855	256
Lease modification	8,462
Interest expense	6,876
Stock-based compensation	2,214,431	13,568,137
Shares issued for ELOC commitment fee	3,228,510
Shares issued for forward purchase agreement	756,000
Shares issued for marketing fee	200,000
Operating cash flows before working capital changes	(4,659,060)	(3,218,522)	(1,073,376)
Changes in working capital:
Inventories			163,259
Due from promissory note	333,594	(333,594)
Deposit, upfront payments and other receivables	47,640	(2,805)	(18,878)
Accruals and other payables	3,404,973	574,119	121,253
Operating lease liabilities		(1,976)	2,565
Amount due to directors	7,638
Net cash used in operating activities	(865,215)	(2,982,778)	(805,177)
Cash flows from investing activities
Purchase of property and equipment		(5,735)	(3,888)
Effect of reverse capitalization of PNAC, net	(2,054,406)
Net cash used in investing activities	(2,054,406)	(5,735)	(3,888)
Cash flows from financing activities
Capital contribution from non-controlling interest		67
Advances from shareholders	3,483,813	3,388,520	873,066
Repayment of lease liabilities	(172,776)
Interest paid for lease liabilities	(6,876)
Net cash generated from financing activities	3,304,161	3,388,587	873,066
Increase in cash and cash equivalents	384,540	400,074	64,001
Effect of exchange rate changes	34,855	(463,911)	(14,065)
Cash and cash equivalents at beginning of period	17,789	81,626	31,690
Cash and cash equivalents at end of period	437,184	17,789	81,626
Supplemental disclosure of non-cash investing and financing information:
Issuance of ordinary shares for commitment fee	2,251,497
Issuance of ordinary shares for conversion of debts	$ 5,122,950	$ 790,287	$ 1,547,804